Subsidiary guarantee information	6 Months Ended
Jun. 30, 2018
Subsidiary guarantee information
33 Subsidiary guarantee information
Certain wholly owned finance subsidiaries of the Group, including Credit Suisse Group Funding (Guernsey) Limited, which is a Guernsey incorporated non-cellular company limited by shares, have issued securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law for the Guernsey subsidiary, applicable to some of the Group’s subsidiaries that may limit their ability to pay dividends or distributions and make loans and advances to the Group.
On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.
Condensed consolidating statements of operations
in 2Q18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,048	4,046		5,094	202		(206)	5,090
Interest expense	(1,081)	(2,386)		(3,467)	(215)		185	(3,497)
Net interest income	(33)	1,660		1,627	(13)		(21)	1,593
Commissions and fees	924	2,196		3,120	7		32	3,159
Trading revenues	177	357		534	(23)		17	528
Other revenues	417	(87)		330	696	[2]	(711)	315
Net revenues	1,485	4,126		5,611	667		(683)	5,595
Provision for credit losses	1	72		73	0		0	73
Compensation and benefits	741	1,612		2,353	15		179	2,547
General and administrative expenses	463	1,272		1,735	4		(319)	1,420
Commission expenses	58	270		328	0		0	328
Restructuring expenses	89	56		145	0		30	175
Total other operating expenses	610	1,598		2,208	4		(289)	1,923
Total operating expenses	1,351	3,210		4,561	19		(110)	4,470
Income/(loss) before taxes	133	844		977	648		(573)	1,052
Income tax expense	24	306		330	1		67	398
Net income/(loss)	109	538		647	647		(640)	654
Net income/(loss) attributable to noncontrolling interests	4	5		9	0		(2)	7
Net income/(loss) attributable to shareholders	105	533		638	647		(638)	647
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2Q18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	109	538		647	647	(640)	654
Gains/(losses) on cash flow hedges	0	(7)		(7)	(3)	0	(10)
Foreign currency translation	596	(39)		557	1	7	565
Unrealized gains/(losses) on securities	0	(8)		(8)	0	0	(8)
Actuarial gains/(losses)	7	4		11	0	62	73
Net prior service credit/(cost)	0	0		0	0	(29)	(29)
Gains/(losses) on liabilities related to credit risk	30	643		673	43	45	761
Other comprehensive income/(loss), net of tax	633	593		1,226	41	85	1,352
Comprehensive income/(loss)	742	1,131		1,873	688	(555)	2,006
Comprehensive income/(loss) attributable to noncontrolling interests	8	29		37	0	(25)	12
Comprehensive income/(loss) attributable to shareholders	734	1,102		1,836	688	(530)	1,994
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2Q17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,350	3,252		4,602	138		(138)	4,602
Interest expense	(1,095)	(1,762)		(2,857)	(151)		143	(2,865)
Net interest income	255	1,490		1,745	(13)		5	1,737
Commissions and fees	862	2,007		2,869	7		29	2,905
Trading revenues	21	228		249	(1)		(11)	237
Other revenues	226	129		355	321	[2]	(350)	326
Net revenues	1,364	3,854		5,218	314		(327)	5,205
Provision for credit losses	2	80		82	0		0	82
Compensation and benefits	762	1,815		2,577	19		(1)	2,595
General and administrative expenses	421	1,198		1,619	(12)		(80)	1,527
Commission expenses	60	290		350	0		0	350
Restructuring expenses	37	24		61	0		8	69
Total other operating expenses	518	1,512		2,030	(12)		(72)	1,946
Total operating expenses	1,280	3,327		4,607	7		(73)	4,541
Income/(loss) before taxes	82	447		529	307		(254)	582
Income tax expense/(benefit)	126	163		289	4		(17)	276
Net income/(loss)	(44)	284		240	303		(237)	306
Net income/(loss) attributable to noncontrolling interests	33	(33)		0	0		3	3
Net income/(loss) attributable to shareholders	(77)	317		240	303		(240)	303
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2Q17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(44)	284		240	303	(237)	306
Gains/(losses) on cash flow hedges	0	8		8	2	0	10
Foreign currency translation	(709)	(379)		(1,088)	0	(13)	(1,101)
Unrealized gains/(losses) on securities	0	(5)		(5)	0	0	(5)
Actuarial gains/(losses)	4	9		13	0	69	82
Net prior service credit/(cost)	0	0		0	0	(28)	(28)
Gains/(losses) on liabilities related to credit risk	(6)	(556)		(562)	(26)	(42)	(630)
Other comprehensive income/(loss), net of tax	(711)	(923)		(1,634)	(24)	(14)	(1,672)
Comprehensive income/(loss)	(755)	(639)		(1,394)	279	(251)	(1,366)
Comprehensive income/(loss) attributable to noncontrolling interests	40	(73)		(33)	0	30	(3)
Comprehensive income/(loss) attributable to shareholders	(795)	(566)		(1,361)	279	(281)	(1,363)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996	7,550		9,546	384		(389)	9,541
Interest expense	(2,070)	(4,233)		(6,303)	(410)		350	(6,363)
Net interest income	(74)	3,317		3,243	(26)		(39)	3,178
Commissions and fees	1,827	4,299		6,126	14		65	6,205
Trading revenues	461	587		1,048	9		49	1,106
Other revenues	726	53		779	1,375	[2]	(1,412)	742
Net revenues	2,940	8,256		11,196	1,372		(1,337)	11,231
Provision for credit losses	1	120		121	0		0	121
Compensation and benefits	1,444	3,257		4,701	32		352	5,085
General and administrative expenses	881	2,677		3,558	(2)		(628)	2,928
Commission expenses	124	548		672	0		0	672
Restructuring expenses	149	108		257	0		62	319
Total other operating expenses	1,154	3,333		4,487	(2)		(566)	3,919
Total operating expenses	2,598	6,590		9,188	30		(214)	9,004
Income/(loss) before taxes	341	1,546		1,887	1,342		(1,123)	2,106
Income tax expense	63	566		629	1		130	760
Net income/(loss)	278	980		1,258	1,341		(1,253)	1,346
Net income/(loss) attributable to noncontrolling interests	4	5		9	0		(4)	5
Net income/(loss) attributable to shareholders	274	975		1,249	1,341		(1,249)	1,341
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	278	980		1,258	1,341	(1,253)	1,346
Gains/(losses) on cash flow hedges	0	(43)		(43)	0	0	(43)
Foreign currency translation	236	(174)		62	1	0	63
Unrealized gains/(losses) on securities	0	(13)		(13)	0	(1)	(14)
Actuarial gains/(losses)	6	9		15	0	138	153
Net prior service credit/(cost)	0	0		0	0	(60)	(60)
Gains/(losses) on liabilities related to credit risk	23	968		991	77	84	1,152
Other comprehensive income/(loss), net of tax	265	747		1,012	78	161	1,251
Comprehensive income/(loss)	543	1,727		2,270	1,419	(1,092)	2,597
Comprehensive income/(loss) attributable to noncontrolling interests	5	11		16	0	(15)	1
Comprehensive income/(loss) attributable to shareholders	538	1,716		2,254	1,419	(1,077)	2,596
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,611	6,034		8,645	265		(266)	8,644
Interest expense	(2,072)	(3,133)		(5,205)	(291)		222	(5,274)
Net interest income	539	2,901		3,440	(26)		(44)	3,370
Commissions and fees	1,901	3,973		5,874	14		63	5,951
Trading revenues	102	672		774	(4)		41	811
Other revenues	443	209		652	917	[2]	(962)	607
Net revenues	2,985	7,755		10,740	901		(902)	10,739
Provision for credit losses	4	131		135	0		0	135
Compensation and benefits	1,587	3,701		5,288	35		(23)	5,300
General and administrative expenses	894	2,398		3,292	(34)		(130)	3,128
Commission expenses	129	589		718	0		0	718
Restructuring expenses	66	89		155	0		51	206
Total other operating expenses	1,089	3,076		4,165	(34)		(79)	4,052
Total operating expenses	2,676	6,777		9,453	1		(102)	9,352
Income/(loss) before taxes	305	847		1,152	900		(800)	1,252
Income tax expense/(benefit)	109	277		386	1		(33)	354
Net income/(loss)	196	570		766	899		(767)	898
Net income/(loss) attributable to noncontrolling interests	(9)	7		(2)	0		1	(1)
Net income/(loss) attributable to shareholders	205	563		768	899		(768)	899
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	196	570		766	899	(767)	898
Gains/(losses) on cash flow hedges	0	2		2	4	0	6
Foreign currency translation	(1,074)	(502)		(1,576)	(1)	(24)	(1,601)
Unrealized gains/(losses) on securities	0	(7)		(7)	0	0	(7)
Actuarial gains/(losses)	8	17		25	0	160	185
Net prior service credit/(cost)	0	0		0	0	(67)	(67)
Gains/(losses) on liabilities related to credit risk	(22)	(903)		(925)	(150)	(68)	(1,143)
Other comprehensive income/(loss), net of tax	(1,088)	(1,393)		(2,481)	(147)	1	(2,627)
Comprehensive income/(loss)	(892)	(823)		(1,715)	752	(766)	(1,729)
Comprehensive income/(loss) attributable to noncontrolling interests	1	(54)		(53)	0	42	(11)
Comprehensive income/(loss) attributable to shareholders	(893)	(769)		(1,662)	752	(808)	(1,718)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2Q18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,984	108,652		111,636	266	611	112,513
Interest-bearing deposits with banks	22	995		1,017	501	(496)	1,022
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,626	59,991		117,617	0	0	117,617
Securities received as collateral	4,496	41,026		45,522	0	0	45,522
Trading assets	24,408	111,379		135,787	0	(201)	135,586
Investment securities	265	2,064		2,329	19,904	(19,902)	2,331
Other investments	886	4,668		5,554	47,512	(47,440)	5,626
Net loans	12,497	280,681		293,178	0	(5,518)	287,660
Premises and equipment	1,047	3,485		4,532	0	299	4,831
Goodwill	733	3,352		4,085	0	712	4,797
Other intangible assets	189	23		212	0	0	212
Brokerage receivables	21,680	23,452		45,132	0	0	45,132
Other assets	10,709	23,318		34,027	513	769	35,309
Total assets	137,542	663,086		800,628	68,696	(71,166)	798,158
Liabilities and equity (CHF million)
Due to banks	99	17,353		17,452	1,277	(1,270)	17,459
Customer deposits	1	368,838		368,839	0	(1,431)	367,408
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,831	3,055		19,886	0	0	19,886
Obligation to return securities received as collateral	4,496	41,026		45,522	0	0	45,522
Trading liabilities	9,740	33,039		42,779	0	(3)	42,776
Short-term borrowings	8,808	22,262		31,070	0	(497)	30,573
Long-term debt	54,159	110,951		165,110	23,560	(22,709)	165,961
Brokerage payables	18,468	15,982		34,450	0	0	34,450
Other liabilities	9,462	20,976		30,438	389	(313)	30,514
Total liabilities	122,064	633,482		755,546	25,226	(26,223)	754,549
Total shareholders' equity	15,381	28,958		44,339	43,470	(44,339)	43,470
Noncontrolling interests	97	646		743	0	(604)	139
Total equity	15,478	29,604		45,082	43,470	(44,943)	43,609

Total liabilities and equity	137,542	663,086		800,628	68,696	(71,166)	798,158
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 4Q17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	3,058	106,452		109,510	516	(211)	109,815
Interest-bearing deposits with banks	32	689		721	493	(488)	726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,212	57,134		115,346	0	0	115,346
Securities received as collateral	5,422	32,652		38,074	0	0	38,074
Trading assets	24,602	132,172		156,774	0	(440)	156,334
Investment securities	245	1,944		2,189	15,612	(15,610)	2,191
Other investments	902	4,991		5,893	45,517	(45,446)	5,964
Net loans	12,456	270,781		283,237	0	(4,088)	279,149
Premises and equipment	1,001	3,444		4,445	0	241	4,686
Goodwill	722	3,314		4,036	0	706	4,742
Other intangible assets	195	28		223	0	0	223
Brokerage receivables	19,717	27,251		46,968	0	0	46,968
Other assets	11,217	19,739		30,956	389	726	32,071
Total assets	137,781	660,591		798,372	62,527	(64,610)	796,289
Liabilities and equity (CHF million)
Due to banks	270	15,141		15,411	755	(753)	15,413
Customer deposits	1	362,302		362,303	0	(1,141)	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,352	11,144		26,496	0	0	26,496
Obligation to return securities received as collateral	5,422	32,652		38,074	0	0	38,074
Trading liabilities	6,549	32,583		39,132	0	(13)	39,119
Short-term borrowings	12,224	14,154		26,378	0	(489)	25,889
Long-term debt	50,396	121,646		172,042	19,357	(18,367)	173,032
Brokerage payables	21,585	21,718		43,303	0	0	43,303
Other liabilities	10,454	21,229		31,683	513	(584)	31,612
Total liabilities	122,253	632,569		754,822	20,625	(21,347)	754,100
Total shareholders' equity	15,409	27,261		42,670	41,902	(42,670)	41,902
Noncontrolling interests	119	761		880	0	(593)	287
Total equity	15,528	28,022		43,550	41,902	(43,263)	42,189

Total liabilities and equity	137,781	660,591		798,372	62,527	(64,610)	796,289
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 6M18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(1,907)	13,692		11,785	(130)	[2]	156	11,811
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	11	(310)		(299)	(8)		8	(299)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,462	(2,425)		(963)	0		0	(963)
Purchase of investment securities	0	(379)		(379)	(4,846)		4,846	(379)
Proceeds from sale of investment securities	0	255		255	0		0	255
Maturities of investment securities	180	131		311	0		0	311
Investments in subsidiaries and other investments	(85)	(221)		(306)	(5)		5	(306)
Proceeds from sale of other investments	168	474		642	4		(9)	637
(Increase)/decrease in loans	151	(12,169)		(12,018)	0		1,416	(10,602)
Proceeds from sales of loans	0	3,903		3,903	0		0	3,903
Capital expenditures for premises and equipment and other intangible assets	(133)	(343)		(476)	0		(53)	(529)
Proceeds from sale of premises and equipment and other intangible assets	0	80		80	0		(51)	29
Other, net	3	201		204	0		0	204
Net cash provided by/(used in) investing activities of continuing operations	1,757	(10,803)		(9,046)	(4,855)		6,162	(7,739)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(171)	6,811		6,640	522		(803)	6,359
Increase/(decrease) in short-term borrowings	(2,189)	6,649		4,460	0		(8)	4,452
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,206	(7,974)		(6,768)	0		0	(6,768)
Issuances of long-term debt	7,734	8,299		16,033	4,622		(4,744)	15,911
Repayments of long-term debt	(6,104)	(14,436)		(20,540)	0		0	(20,540)
Sale of treasury shares	0	0		0	0		6,175	6,175
Repurchase of treasury shares	0	0		0	(757)		(6,142)	(6,899)
Dividends paid	(1)	(13)		(14)	(661)		10	(665)
Other, net	(448)	(462)		(910)	1,009		25	124
Net cash provided by/(used in) financing activities of continuing operations	27	(1,126)		(1,099)	4,735		(5,487)	(1,851)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	49	437		486	0		(9)	477
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(74)	2,200		2,126	(250)		822	2,698

Cash and due from banks at beginning of period [3]	3,058	106,452		109,510	516		(211)	109,815
Cash and due from banks at end of period [3]	2,984	108,652		111,636	266		611	112,513
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 6 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 6M17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(7,549)	6,351		(1,198)	(1,063)	[2]	29	(2,232)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	126		126	0		0	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,301)	(1,029)		(2,330)	0		0	(2,330)
Purchase of investment securities	0	(44)		(44)	(1,677)		1,677	(44)
Proceeds from sale of investment securities	0	7		7	0		0	7
Maturities of investment securities	76	116		192	0		0	192
Investments in subsidiaries and other investments	(160)	(727)		(887)	(4,101)		4,101	(887)
Proceeds from sale of other investments	243	588		831	0		0	831
(Increase)/decrease in loans	(216)	(5,520)		(5,736)	(3,725)		4,253	(5,208)
Proceeds from sales of loans	0	3,785		3,785	0		0	3,785
Capital expenditures for premises and equipment and other intangible assets	(117)	(355)		(472)	0		(1)	(473)
Proceeds from sale of premises and equipment and other intangible assets	1	50		51	0		(50)	1
Other, net	30	23		53	0		0	53
Net cash provided by/(used in) investing activities of continuing operations	(1,444)	(2,980)		(4,424)	(9,503)		9,980	(3,947)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	52	4,177		4,229	259		(264)	4,224
Increase/(decrease) in short-term borrowings	615	2,102		2,717	0		0	2,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	734	(1,212)		(478)	0		0	(478)
Issuances of long-term debt	15,419	7,279		22,698	5,719		(5,691)	22,726
Repayments of long-term debt	(7,375)	(28,271)		(35,646)	0		90	(35,556)
Issuances of common shares	0	0		0	4,253		0	4,253
Sale of treasury shares	0	0		0	0		5,834	5,834
Repurchase of treasury shares	0	0		0	(565)		(5,880)	(6,445)
Dividends paid	(8)	(4)		(12)	(584)		8	(588)
Other, net	(287)	3,807		3,520	592		(3,842)	270
Net cash provided by/(used in) financing activities of continuing operations	9,150	(12,122)		(2,972)	9,674		(9,745)	(3,043)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(166)	(2,140)		(2,306)	700		(1)	(1,607)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(9)	(10,891)		(10,900)	(192)		263	(10,829)

Cash and due from banks at beginning of period [3]	2,491	118,575		121,066	938		(843)	121,161
Cash and due from banks at end of period [3]	2,482	107,684		110,166	746		(580)	110,332
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 8 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.